Share-based compensation (Details 2) - Stock option - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 15, 2011	Mar. 25, 2010	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Number of shares
Outstanding at the beginning of the period (in shares)			148,235	437,192	1,468,096
Vested (in shares)			153,906	146,720	1,024,436	166,656
Exercised (in shares)			(189,998)	(2,085,048)	(392,476)
Vested and exercisable (in shares)			112,896	148,988	2,087,316	1,455,356
Non-vested (in shares)				148,235	437,192	1,468,096
Granted (in shares)			5,671	24,783
Cancelled (in shares)				(147,504)	(6,468)
Forfeited (in shares)				(23,212)
Outstanding at the end of the period (in shares)				148,235	437,192	1,468,096
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)			$ 15.95	$ 14.36	$ 8.21
Vested (in dollars per share)			15.64	14.57	5.57	$ 4.25
Granted (in dollars per share)			$ 36.17	23.32
Cancelled (in dollars per share)				14.27	14.36
Forfeited (in dollars per share)				14.38
Non-vested (in dollars per share)				15.95	14.36	8.21
Outstanding at the end of the period (in dollars per share)				$ 15.95	$ 14.36	$ 8.21
Weighted-average remaining contractual term
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2				76 days	490 days	693 days
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsExercisableWeightedAverageRemainingContractualTerm1			76 days	441 days	734 days	1095 days
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2				76 days	490 days	693 days
Aggregate Intrinsic Value
Outstanding at the beginning of the period (in dollars)			$ 5,199	$ 8,240	$ 22,388
Vested and exercisable (in dollars)			$ 4,693	5,225	39,343	$ 22,194
Non-vested (in dollars)				5,199	8,240	22,388
Outstanding at the end of the period (in dollars)				$ 5,199	$ 8,240	$ 22,388
Luxoft SOP
Number of shares
Issued (in shares)			(153,906)	(143,024)	(1,024,436)
SOP I
Number of shares
Outstanding at the beginning of the period (in shares)					883,064
Vested (in shares)					883,064	166,656
Exercised (in shares)				(1,974,000)	(364,420)
Vested and exercisable (in shares)					1,974,000	1,455,356
Non-vested (in shares)						883,064
Granted (in shares)		2,368,800
Outstanding at the end of the period (in shares)						883,064
SOP I | Luxoft SOP
Number of shares
Issued (in shares)					(883,064)
SOP II
Number of shares
Outstanding at the beginning of the period (in shares)			148,235	437,192	585,032
Vested (in shares)			153,906	146,720	141,372
Exercised (in shares)			(189,998)	(111,048)	(28,056)
Vested and exercisable (in shares)			112,896	148,988	113,316
Non-vested (in shares)				148,235	437,192	585,032
Granted (in shares)	585,032		5,671	24,783
Cancelled (in shares)				(147,504)	(6,468)
Forfeited (in shares)				(23,212)
Outstanding at the end of the period (in shares)				148,235	437,192	585,032
SOP II | Luxoft SOP
Number of shares
Issued (in shares)			(153,906)	(143,024)	(141,372)